JENNISON NATURAL RESOURCES FUND, INC.
Gateway Center Three, 4th Floor
Newark, NJ 07102


					July 28, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

	Re:	Jennison Natural Resources Fund, Inc.
		(File No. 33-15166)

Ladies and Gentlemen:

	Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies
(i) that its Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 26 and (ii) that the text of Post-Effective Amendment No. 26 was filed electronically on July 28, 2004.


			JENNISON NATURAL RESOURCES FUND, INC.


			By: /s/ Lori E. Bostrom
				Lori E. Bostrom
			        Assistant Secretary